Income Taxes: Schedule of Net Deferred Tax Asset (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
Gross deferred tax assets	$ 151,000	$ 142,000
Valuation allowance	$ (151,000)	$ (142,000)